11 Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of intangible assets
	Goodwill	Licenses with indefinite useful life	Trademarks	Customer relationships	Software	Education content	Developed technology	Educational platform and software in progress	Total
Cost
As of January 1, 2018	-	-	-	-	6,633	-	-	-	6,633
Additions	-	-	-	-	1,301	-	-	1,752	3,053
Business combinations	169,535	445,616	-	63,303	354	-	-	-	678,808
As of December 31, 2018	169,535	445,616	-	63,303	8,288	-	-	1,752	688,494
Additions (i) (ii)	4,030	108,000	-	-	1,101	-	-	9,644	122,775
Business combinations	285,844	150,156	32,111	62,110	-	17,305	-	2,845	550,371
As of December 31, 2019	459,409	703,772	32,111	125,413	9,389	17,305	-	14,241	1,361,640
Additions	-	-	-	-	4,175	-	-	15,474	19,649
Disposals	-	-	-	-	(460)	-	-	-	(460)
Business combinations	351,247	747,498	42,903	158,126	3,117	-	355	484	1,303,730
As of December 31, 2020	810,656	1,451,270	75,014	283,539	16,221	17,305	355	30,199	2,684,559

Amortization
As of January 1, 2018	-	-	-	-	(1,904)	-	-	-	(1,904)
Amortization	-	-	-	(2,945)	(1,176)	-	-	-	(4,121)
As of December 31, 2018	-	-	-	(2,945)	(3,080)	-	-	-	(6,025)
Amortization	-	-	(1,150)	(34,927)	(1,456)	(4,876)	-	(868)	(43,277)
As of December 31, 2019	-	-	(1,150)	(37,872)	(4,536)	(4,876)	-	(868)	(49,302)
Amortization	-	-	(2,352)	(47,960)	(2,180)	(2,816)	(32)	(7,367)	(62,707)
Disposals	-	-	-	-	460	-	-	-	460
As of December 31, 2020	-	-	(3,502)	(85,832)	(6,256)	(7,692)	(32)	(8,235)	(111,549)

Net book value
As of December 31, 2020	810,656	1,451,270	71,512	197,707	9,965	9,613	323	21,964	2,573,010
As of December 31, 2019	459,409	703,772	30,961	87,541	4,853	12,429	-	13,373	1,312,338

(i) The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.

(ii) On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that commenced its operation in September 2019. Prior to the acquisition date, IPEC has no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate. The instalment due in August 2020 was paid in the total amount of R$28,104.

Schedule of assumptions for impairment test

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their value in use and the discount rates used for the impairment assessment as of December 31, 2020 and 2019 was:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2020	2019	2020	2019	2020	2019
IPTAN	17,446	17,446	57,214	57,214	126,397	110,224
IESVAP	27,956	27,956	81,366	81,366	112,898	119,129
CCSI	4,664	4,664	56,737	56,737	48,411	68,354
IESP	73,838	73,838	179,693	179,693	380,410	251,364
FADEP	49,661	49,661	70,606	70,606	160,787	133,996
Medcel and CBBW*	139,294	139,294	-	-	219,359	213,881
FASA	58,903	58,903	144,507	150,156	267,279	227,271
ESMC	-	-	5,649	-	7,230	-
IPEMED	87,647	87,647	-	-	119,227	106,924
IPEC	-	-	108,000	108,000	122,325	106,964
UniRedentor	77,662	-	121,477	-	253,370	-
UniSL	4,420	-	249,387	-	258,234	-
PEBMED	84,175	-	-	-	143,328	-
FESAR	71,664	-	141,616	-	263,914	-
FCMPB	110,483	-	235,018	-	380,682	-
Medphone	2,843	-	-	-	6,477	-

*CBBW as merged by Medcel on May 1, 2020.

Schedule of estimated useful lives

The estimated useful lives of intangible assets are as follows:

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	19 - 20 years
Developed technology	5 years